Parent Company Only, Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	[1]
Assets [Abstract]
Cash in subsidiary bank	$ 578,004	$ 650,599
Securities available for sale	452,289	481,513
Other assets	96,387	89,984
Total assets	6,168,191	6,000,052
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	38,668	35,575
Total liabilities	5,522,906	5,400,065
Shareholders' equity	645,285	599,987	$ 601,128	$ 568,161
Total liabilities and shareholders' equity	6,168,191	6,000,052
TrustCo Bank Corp NY [Member]
Assets [Abstract]
Cash in subsidiary bank	28,547	25,079
Investments in subsidiaries	623,658	583,370
Securities available for sale	48	36
Other assets	869	809
Total assets	653,122	609,294
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	7,837	9,307
Total liabilities	7,837	9,307
Shareholders' equity	645,285	599,987
Total liabilities and shareholders' equity	$ 653,122	$ 609,294

[1]	All periods presented have been adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021.